Income Tax - Schedule of Deferred Tax Assets (Details) - KSix Media, Inc. and Subsidiaries [Member]	Dec. 31, 2014 USD ($)
Net operating loss carryforward	$ 2,400
Valuation allowance (see Note 2)	$ (2,400)
Deferred tax assets